SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Short Duration Fixed Income Fund

June 30, 2022 (Unaudited)
Principal Amount		Value
Corporate Bonds — 59.17%
Basic Materials — 2.10%
$500,000	Albemarle Corp., 4.65%, 6/1/27	$492,214
350,000	DuPont de Nemours, Inc., (LIBOR USD 3-Month + 1.110%), 2.52%, 11/15/23(a)	351,187
250,000	International Flavors & Fragrances, Inc., 0.70%, 9/15/22(b)	248,837
100,000	International Flavors & Fragrances, Inc., 1.23%, 10/1/25(b)	90,293
		1,182,531
Communications — 2.22%
300,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.50%, 2/1/24	301,855
250,000	Rogers Communications, Inc., 2.95%, 3/15/25(b)	241,719
500,000	Videotron Ltd., 5.38%, 6/15/24(b)	499,974
196,000	Walt Disney Co. (The), 7.75%, 1/20/24	209,397
		1,252,945
Consumer, Cyclical — 6.69%
200,000	7-Eleven, Inc., 0.80%, 2/10/24(b)	189,934
365,000	Aptiv Plc / Aptiv Corp., 2.40%, 2/18/25	348,622
175,000	Brunswick Corp., 0.85%, 8/18/24	161,500
275,000	Daimler Trucks Finance North America LLC, (SOFR RATE + 1.000%), 2.54%, 4/5/24(a),(b)	273,229
500,000	Ford Motor Credit Co. LLC, 3.66%, 9/8/24	475,840
265,000	General Motors Financial Co., Inc., (SOFR RATE + 1.040%), 2.38%, 2/26/27(a)	248,200
165,000	General Motors Financial Co., Inc., 4.00%, 1/15/25	162,720
150,000	General Motors Financial Co., Inc., 4.15%, 6/19/23	149,785
250,000	Lennar Corp., 4.75%, 11/15/22	250,173
180,000	Magallanes, Inc., 3.43%, 3/15/24(b)	176,464
345,000	Nissan Motor Acceptance Co. LLC, 2.60%, 9/28/22(b)	344,094
260,000	Volkswagen Group of America Finance LLC, 0.88%, 11/22/23(b)	249,214
250,000	Volkswagen Group of America Finance LLC, 2.70%, 9/26/22(b)	250,002
250,000	Volkswagen Group of America Finance LLC, 3.95%, 6/6/25(b)	245,288
250,000	Volkswagen Group of America Finance LLC, 4.25%, 11/13/23(b)	250,559
		3,775,624
Consumer, Non-cyclical — 5.97%
200,000	Baxter International, Inc., 1.92%, 2/1/27	179,114
182,000	Becton Dickinson and Co., 3.36%, 6/6/24	180,114
275,000	Conagra Brands, Inc., 0.50%, 8/11/23	265,280
250,000	EMD Finance LLC, 3.25%, 3/19/25(b)	246,026
225,000	Global Payments, Inc., 1.50%, 11/15/24	211,000
525,000	GSK Consumer Healthcare Capital UK Plc, 3.13%, 3/24/25(b)	512,003
350,000	HCA, Inc., 5.38%, 2/1/25	349,327
250,000	Health Care Service Corp. A Mutual Legal Reserve Co., 1.50%, 6/1/25(b)	230,531
175,000	Humana, Inc., 0.65%, 8/3/23	169,590
200,000	JBS Finance Luxembourg Sarl, 2.50%, 1/15/27(b)	173,919

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Short Duration Fixed Income Fund (cont.)

June 30, 2022 (Unaudited)
Principal Amount		Value
$400,000	JDE Peet’s NV, 0.80%, 9/24/24(b)	$371,957
275,000	PerkinElmer, Inc., 0.85%, 9/15/24	255,123
240,000	Zimmer Biomet Holdings, Inc., 1.45%, 11/22/24	226,390
		3,370,374
Energy — 3.91%
100,000	Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc., 2.06%, 12/15/26	91,896
400,000	Continental Resources, Inc., 2.27%, 11/15/26(b)	354,860
225,000	Enbridge, Inc., 0.55%, 10/4/23	216,625
500,000	Enbridge, Inc., 2.50%, 1/15/25	481,146
250,000	Energy Transfer LP, 4.50%, 4/15/24	250,248
200,000	Kinder Morgan Energy Partners LP, 4.25%, 9/1/24	200,087
125,000	Kinder Morgan, Inc., 1.75%, 11/15/26	110,870
250,000	Kinder Morgan, Inc., 4.30%, 6/1/25	249,286
250,000	ONEOK Partners LP, 5.00%, 9/15/23	252,544
		2,207,562
Financial — 22.36%
300,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.88%, 1/16/24	299,368
350,000	American Tower Corp., REIT, 3.50%, 1/31/23	349,950
500,000	American Tower Corp., REIT, 5.00%, 2/15/24	506,194
250,000	Athene Global Funding, 1.61%, 6/29/26(b)	217,311
125,000	Athene Global Funding, 1.73%, 10/2/26(b)	109,297
400,000	Bank of America Corp., 3.00%, 12/20/23(c)	398,596
375,000	Blackstone Private Credit Fund, 2.35%, 11/22/24(b)	343,648
550,000	BNP Paribas SA, 3.50%, 3/1/23(b)	549,591
149,000	Camden Property Trust, REIT, 4.88%, 6/15/23	149,798
235,000	Capital One Financial Corp., 2.64%, 3/3/26(c)	221,910
390,000	Charles Schwab Corp. (The), (Secured Overnight Financing Average Index + 1.050%), 2.45%, 3/3/27(a)	383,648
170,000	Citigroup, Inc., 1.28%, 11/3/25(c)	157,975
350,000	Citigroup, Inc., (SOFR RATE + 0.770%), 2.24%, 6/9/27(a)	331,469
350,000	Citigroup, Inc., 4.04%, 6/1/24(c)	349,206
115,000	Citigroup, Inc., 4.14%, 5/24/25(c)	114,626
275,000	Corebridge Financial, Inc., 3.50%, 4/4/25(b)	267,574
500,000	Credit Agricole SA, 3.75%, 4/24/23(b)	500,096
275,000	Crown Castle International Corp., REIT, 1.35%, 7/15/25	251,240
325,000	Deutsche Bank AG, Series E, 0.96%, 11/8/23	311,577
475,000	Deutsche Bank AG, 4.16%, 5/13/25	472,024
200,000	DNB Bank ASA, 1.54%, 5/25/27(b),(c)	178,609
300,000	GA Global Funding Trust, 2.25%, 1/6/27(b)	269,184
400,000	Goldman Sachs Group, Inc. (The), Series VAR, 0.63%, 11/17/23(c)	394,265
250,000	Goldman Sachs Group, Inc. (The), 0.67%, 3/8/24(c)	244,329
150,000	Goldman Sachs Group, Inc. (The), 0.93%, 10/21/24(c)	143,618
220,000	Goldman Sachs Group, Inc. (The), 1.76%, 1/24/25(c)	211,696
250,000	Goldman Sachs Group, Inc. (The), GMTN, 2.91%, 7/24/23(c)	249,945

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Short Duration Fixed Income Fund (cont.)

June 30, 2022 (Unaudited)
Principal Amount		Value
$200,000	HSBC Holdings Plc, 0.98%, 5/24/25(c)	$186,601
100,000	Jackson Financial, Inc., 1.13%, 11/22/23(b)	96,156
200,000	JPMorgan Chase & Co., (LIBOR USD 3-Month + 0.890%), 2.07%, 7/23/24(a)	198,882
430,000	JPMorgan Chase & Co., 3.85%, 6/14/25(c)	425,783
375,000	Lloyds Banking Group Plc, 2.91%, 11/7/23(c)	373,698
150,000	Morgan Stanley, MTN, 1.16%, 10/21/25(c)	139,138
355,000	Morgan Stanley, 3.62%, 4/17/25(c)	350,738
350,000	Nomura Holdings, Inc., 5.10%, 7/3/25	351,543
250,000	Realty Income Corp., REIT, 4.60%, 2/6/24	252,120
300,000	Santander Holdings USA, Inc., 4.26%, 6/9/25(c)	296,472
275,000	Simon Property Group LP, (Secured Overnight Financing Average Index + 0.430%), REIT, 1.97%, 1/11/24(a)	272,405
250,000	Societe Generale SA, (SOFR RATE + 1.050%), 2.00%, 1/21/26(a),(b)	241,638
600,000	UBS Group AG, 4.49%, 5/12/26(b),(c)	597,726
110,000	VICI Properties LP, REIT, 4.38%, 5/15/25	107,784
420,000	Wells Fargo & Co., GMTN, 3.53%, 3/24/28(c)	398,543
360,000	Wells Fargo & Co., GMTN, 3.91%, 4/25/26(c)	354,223
		12,620,194
Industrial — 3.42%
200,000	Boeing Co. (The), 1.43%, 2/4/24	191,330
150,000	Boeing Co. (The), 2.20%, 2/4/26	135,371
300,000	CNH Industrial Capital LLC, 1.45%, 7/15/26	265,186
300,000	Huntington Ingalls Industries, Inc., 0.67%, 8/16/23	289,087
425,000	Teledyne Technologies, Inc., 0.95%, 4/1/24	401,992
400,000	Trane Technologies Global Holding Co. Ltd., 4.25%, 6/15/23	400,760
250,000	Trane Technologies Luxembourg Finance SA, 3.55%, 11/1/24	246,612
		1,930,338
Technology — 5.39%
80,000	Dell International LLC / EMC Corp., 5.45%, 6/15/23	80,924
260,000	Kyndryl Holdings, Inc., 2.05%, 10/15/26(b)	219,864
375,000	Leidos, Inc., 2.95%, 5/15/23	371,312
375,000	Microchip Technology, Inc., 0.97%, 2/15/24	356,299
100,000	Microchip Technology, Inc., 0.98%, 9/1/24	93,247
100,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 2.70%, 5/1/25	95,192
300,000	Qorvo, Inc., 1.75%, 12/15/24(b)	280,689
225,000	Roper Technologies, Inc., 2.35%, 9/15/24	218,123
125,000	Skyworks Solutions, Inc., 0.90%, 6/1/23	121,088
575,000	Take-Two Interactive Software, Inc., 3.30%, 3/28/24	567,807
200,000	TSMC Arizona Corp., 1.75%, 10/25/26	183,637

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Short Duration Fixed Income Fund (cont.)

June 30, 2022 (Unaudited)
Principal Amount		Value
$250,000	VMware, Inc., 1.00%, 8/15/24	$234,131
225,000	Western Digital Corp., 4.75%, 2/15/26	215,199
		3,037,512
Utilities — 7.11%
275,000	Ameren Corp., 1.95%, 3/15/27	246,750
400,000	American Electric Power Co., Inc., Series M, 0.75%, 11/1/23	383,891
100,000	American Electric Power Co., Inc., 2.03%, 3/15/24	96,677
275,000	CenterPoint Energy Resources Corp., 0.70%, 3/2/23	269,595
250,000	CenterPoint Energy, Inc., (TBA), 1.45%, 6/1/26	225,491
370,000	Consolidated Edison, Inc., Series A, 0.65%, 12/1/23	355,844
280,000	Emera US Finance LP, 0.83%, 6/15/24	261,335
500,000	Evergy, Inc., 2.45%, 9/15/24	481,408
335,000	Eversource Energy, 4.20%, 6/27/24	335,818
250,000	Fells Point Funding Trust, 3.05%, 1/31/27(b)	230,502
325,000	OGE Energy Corp., 0.70%, 5/26/23	315,707
325,000	Pacific Gas and Electric Co., 1.70%, 11/15/23	312,659
190,000	Southern Co. (The), 4.48%, 8/1/24	190,712
310,000	Vistra Operations Co. LLC, 5.13%, 5/13/25(b)	307,183
		4,013,572

Total Corporate Bonds		33,390,652
(Cost $34,825,011)
Asset Backed Securities — 26.31%
240,000	AmeriCredit Automobile Receivables Trust, Series 2019-1, Class D, 3.62%, 3/18/25	237,858
125,000	AmeriCredit Automobile Receivables Trust, Series 2019-2, Class C, 2.74%, 4/18/25	124,011
455,000	AmeriCredit Automobile Receivables Trust, Series 2019-3, Class D, 2.58%, 9/18/25	442,400
315,000	AmeriCredit Automobile Receivables Trust, Series 2021-1, Class D, 1.21%, 12/18/26	293,177
335,000	CarMax Auto Owner Trust, Series 2019-1, Class C, 3.74%, 1/15/25	334,570
250,000	CarMax Auto Owner Trust, Series 2019-3, Class C, 2.60%, 6/16/25	245,501
310,000	CarMax Auto Owner Trust, Series 2019-4, Class C, 2.60%, 9/15/25	303,087
175,000	CarMax Auto Owner Trust, Series 2020-1, Class C, 2.34%, 11/17/25	170,005
506,000	CarMax Auto Owner Trust, Series 2020-2, Class D, 5.75%, 5/17/27	510,501
470,000	Carvana Auto Receivables Trust, Series 2021-N1, Class D, 1.50%, 1/10/28	455,273
500,000	Carvana Auto Receivables Trust, Series 2021-N3, Class D, 1.58%, 6/12/28	469,493
430,000	Carvana Auto Receivables Trust, Series 2021-N4, Class D, 2.30%, 9/11/28	402,989

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Short Duration Fixed Income Fund (cont.)

June 30, 2022 (Unaudited)
Principal Amount		Value
$175,000	Dell Equipment Finance Trust, Series 2019-2, Class D, 2.48%, 4/22/25(b)	$174,941
470,000	Dell Equipment Finance Trust, Series 2021-2, Class D, 1.21%, 6/22/27(b)	435,617
56,710	Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90%, 8/15/25	56,667
45,171	Drive Auto Receivables Trust, Series 2019-4, Class C, 2.51%, 11/17/25	45,121
50,000	Drive Auto Receivables Trust, Series 2019-4, Class D, 2.70%, 2/16/27	49,327
98,513	Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36%, 3/16/26	98,271
400,000	Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45%, 1/16/29	372,854
566,000	Drive Auto Receivables Trust, Series 2021-2, Class D, 1.39%, 3/15/29	523,100
810,000	Exeter Automobile Receivables Trust, Series 2019-3A, Class E, 4.00%, 8/17/26(b)	795,397
330,000	Exeter Automobile Receivables Trust, Series 2022-1A, Class D, 3.02%, 6/15/28	302,631
300,000	Ford Credit Auto Lease Trust, Series 2021-A, Class C, 0.78%, 9/15/25	291,073
325,000	GM Financial Automobile Leasing Trust, Series 2021-1, Class D, 1.01%, 7/21/25	310,599
370,000	GM Financial Consumer Automobile Receivables Trust, Series 2019-2, Class B, 2.87%, 10/16/24	369,467
410,000	GM Financial Consumer Automobile Receivables Trust, Series 2019-3, Class B, 2.32%, 12/16/24	406,605
120,000	GM Financial Consumer Automobile Receivables Trust, Series 2019-3, Class C, 2.62%, 1/16/25	118,896
80,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class B, 2.03%, 4/16/25	78,621
60,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class C, 2.18%, 5/16/25	59,083
353,242	MVW LLC, Series 2021-1WA, Class B, 1.44%, 1/22/41(b)	319,838
273,289	MVW LLC, Series 2021-2A, Class B, 1.83%, 5/20/39(b)	245,536
250,000	OZLM VIII Ltd., Series 2014-8A, Class A2R3, (LIBOR USD 3-Month + 1.650%), 2.69%, 10/17/29(a),(b)	241,200
80,000	Santander Drive Auto Receivables Trust, Series 2019-3, Class D, 2.68%, 10/15/25	79,649
400,000	Santander Drive Auto Receivables Trust, Series 2021-1, Class D, 1.13%, 11/16/26	382,440
400,000	Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35%, 7/15/27	379,869
500,000	Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33%, 9/15/27	475,980
200,000	Santander Drive Auto Receivables Trust, Series 2021-4, Class D, 1.67%, 10/15/27	187,439
87,704	Santander Retail Auto Lease Trust, Series 2019-B, Class C, 2.77%, 8/21/23(b)	87,705

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Short Duration Fixed Income Fund (cont.)

June 30, 2022 (Unaudited)
Principal Amount		Value
$562,000	Santander Revolving Auto Loan Trust, Series 2019-A, Class D, 3.45%, 1/26/32(b)	$538,930
469,019	Sunnova Helios II Issuer LLC, Series 2019-AA, Class A, 3.75%, 6/20/46(b)	403,517
778,322	Sunrun Vulcan Issuer LLC, Series 2021-1A, Class A, 2.46%, 1/30/52(b)	673,630
525,000	Tesla Auto Lease Trust, Series 2019-A, Class D, 3.37%, 1/20/23(b)	524,547
310,000	Tesla Auto Lease Trust, Series 2020-A, Class B, 1.18%, 1/22/24(b)	304,088
500,000	Tesla Auto Lease Trust, Series 2021-A, Class D, 1.34%, 3/20/25(b)	472,827
425,000	Tesla Auto Lease Trust, Series 2021-B, Class D, 1.32%, 9/22/25(b)	393,159
275,000	Verizon Owner Trust, Series 2019-C, Class B, 2.06%, 4/22/24	272,801
395,040	VSE VOI Mortgage LLC, Series 2018-A, Class C, 4.02%, 2/20/36(b)	388,245

Total Asset Backed Securities		14,848,535
(Cost $15,587,324)
Collateralized Mortgage Obligations — 11.32%
330,000	AREIT Trust, Series 2022-CRE6, Class B, (Secured Overnight Financing Rate 30 Day Average + 1.850%), 2.62%, 1/16/37(a),(b)	311,410
500,000	Bellemeade Re Ltd., Series 2019-2A, Class M1C, (LIBOR USD 1-Month + 2.000%), 3.62%, 4/25/29(a),(b)	494,975
300,000	BX Commercial Mortgage Trust, Series 2021-21M, Class D, (LIBOR USD 1-Month + 1.426%), 2.75%, 10/15/36(a),(b)	277,246
256,702	BX Commercial Mortgage Trust, Series 2021-XL2, Class D, (LIBOR USD 1-Month + 1.397%), 2.72%, 10/15/38(a),(b)	241,434
500,000	BX Commercial Mortgage Trust, Series 2022-CSMO, Class C, (Term SOFR 1M + 3.889%), 4.64%, 6/15/27(a),(b)	490,882
400,000	BX Mortgage Trust, Series 2022-MVRK, Class D, (Term SOFR 1M + 2.864%), 4.20%, 3/15/39(a),(b)	380,910
440,000	BX Trust, Series 2022-IND, Class D, (Term SOFR 1M + 2.839%), 4.17%, 4/15/37(a),(b)	420,137
500,000	COMM Mortgage Trust, Series 2014-CR15, Class D, 4.82%, 2/10/47(b),(d)	481,454
207,000	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M2, (Secured Overnight Financing Rate 30 Day Average + 1.900%), 2.83%, 12/25/41(a),(b)	186,167
250,000	Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M2, (Secured Overnight Financing Rate 30 Day Average + 3.500%), 4.43%, 3/25/42(a),(b)	235,038
110,000	Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M2, (Secured Overnight Financing Rate 30 Day Average + 3.100%), 4.03%, 3/25/42(a),(b)	102,028
499,299	Eagle RE Ltd., Series 2019-1, Class M1B, (LIBOR USD 1-Month + 1.800%), 3.42%, 4/25/29(a),(b)	494,918

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Short Duration Fixed Income Fund (cont.)

June 30, 2022 (Unaudited)
Principal Amount		Value
$500,000	Ellington Financial Mortgage Trust, Series 2019-2, Class M1, 3.47%, 11/25/59(b),(d)	$468,401
291,677	Fannie Mae Connecticut Avenue Securities, Series 2021-R02, Class 2M1, (Secured Overnight Financing Rate 30 Day Average + 0.900%), 1.83%, 11/25/41(a),(b)	282,772
238,191	Freddie Mac STACR REMIC Trust, Series 2022-DNA3, Class M1A, (Secured Overnight Financing Rate 30 Day Average + 2.000%), 2.93%, 4/25/42(a),(b)	234,089
460,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1B, (Secured Overnight Financing Rate 30 Day Average + 2.400%), 3.33%, 2/25/42(a),(b)	420,618
400,000	SMRT, Series 2022-MINI, Class D, (Term SOFR 1M + 1.950%), 3.23%, 1/15/39(a),(b)	373,693
500,000	Vista Point Securitization Trust, Series 2020-1, Class M1, 4.15%, 3/25/65(b),(d)	490,650

Total Collateralized Mortgage Obligations		6,386,822
(Cost $6,680,234)
U.S. Government Agency Backed Mortgages — 0.01%
Fannie Mae — 0.01%
2,045	Series 2001-70, Class OF, (LIBOR USD 1-Month + 0.950%), 2.57%, 10/25/31(a)	2,083
1,555	Series 2009-87, Class FX, (LIBOR USD 1-Month + 0.750%), 2.37%, 11/25/39(a)	1,571
		3,654
Freddie Mac — 0.00%
1,575	Series 2448, Class FT, (LIBOR USD 1-Month + 1.000%), 2.32%, 3/15/32(a)	1,607
1,710	Series 2488, Class FQ, (LIBOR USD 1-Month + 1.000%), 2.32%, 3/15/32(a)	1,746
1,605	Series 2627, Class MW, 5.00%, 6/15/23	1,615
508	Series 3770, Class FP, (LIBOR USD 1-Month + 0.500%), 1.82%, 11/15/40(a)	511
		5,479

Total U.S. Government Agency Backed Mortgages		9,133
(Cost $8,991)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Short Duration Fixed Income Fund (cont.)

June 30, 2022 (Unaudited)
Shares		Value
Investment Company — 3.20%
1,807,845	U.S. Government Money Market Fund, RBC Institutional Class 1(e)	$1,807,845

Total Investment Company		1,807,845
(Cost $1,807,845)

Total Investments		$56,442,987
(Cost $58,909,405) — 100.01%
Liabilities in excess of other assets — (0.01)%		(7,828)
NET ASSETS — 100.00%		$56,435,159

(a)	Floating rate note. Rate shown is as of report date.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(d)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(e)	Affiliated investment.
Financial futures contracts as of June 30, 2022:
Long Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
Two Year U.S. Treasury Note	23	September 2022	$(29,046)	USD	$4,830,359	Barclays Capital Group
Total			$(29,046)

Abbreviations used are defined below:
GMTN - Global Medium Term Note
LIBOR - London Interbank Offered Rate
MTN - Medium Term Note
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
TBA - To-be-announced
USD - United States Dollar